Summary of Significant Accounting Policies (Details) - Schedule of fair value recurring basis using significant unobservable inputs ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Schedule Of Fair Value Recurring Basis Using Significant Unobservable Inputs Abstract
Balance at Beginning	¥ 10,638	¥ 107,299
Contingent consideration resulting from Weiliantong acquisition	19,875
Fair value change	(10,790)	33,584
Exchange difference		(2,126)
Reclassification to shares to be issued		(128,119)
Balance at ending	19,723	10,638
Less: Contingent consideration – earn-out liability – non-current portion	(6,822)		$ (1,018)
Contingent consideration – earn-out liability –current portion	¥ 12,901	¥ 10,638	$ 1,926